Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Bank charges	2,207	4,011	915
Interest on lease liabilities	123,305	120,665	27,553
Interest on redeemable convertible preference shares	622,964	652,240	148,934
Interest on a related party loan (note(a))	13,630	13,630	3,112
Interest on bank borrowing (note 13)	2,148	1,667	381
Total finance costs	764,254	792,213	180,895
(a)

On May 1, 2023, Agroz Group entered into a borrowing agreement with HWG Cash Berhad (“HWG Cash”), a related party, who is also a minority shareholder of the Group (the “Borrowing Agreement”). Pursuant to the Borrowing Agreement, Agroz Group borrowed MYR 1,363,000 from HWG Cash, at an interest rate of two percent (2.0%) per annum and a maturity of 24 months, or on such other extended date mutually agreed between Agroz Group and the related party. In January 2024, HWG Cash ceased to be a shareholder of Agroz Group. In April 2025, both parties agreed to extend the loan repayment period to June 30, 2026.